Dec. 23, 2022
Rayliant Quantamental Emerging Market Equity ETF

The Advisors’ Inner Circle Fund III

(the “Trust”)

Rayliant Quantamental Emerging Market Equity ETF

(the “Fund”)

Supplement Dated December 23, 2022 to the Fund’s

Summary Prospectus, Prospectus and Statement of Additional Information (the “SAI”),

each dated December 15, 2021, as supplemented

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and SAI, and should be read in conjunction with the Summary Prospectus, Prospectus and SAI.

Rayliant Investment Research doing business as Rayliant Asset Management (the “Adviser”), the Fund’s investment adviser, previously entered into an agreement with the Trust, on behalf of the Fund, pursuant to which the Adviser contractually agreed to waive fees and/or reimburse expenses (excluding certain expenses) to the extent necessary to keep the Fund’s total annual fund operating expenses from exceeding 0.80% of the Fund’s average daily net assets (the “Expense Cap”). At the request of the Adviser, the Board of Trustees of the Trust approved an increase in the Expense Cap to 0.88% of the Fund’s average daily net assets, effective January 31, 2023.

Accordingly, effective January 31, 2023, the Summary Prospectus, Prospectus and SAI will be amended to reflect an Expense Cap of 0.88%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

RAY-SK-003-0200